RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Balances outstanding with related parties:
Participating loan interests	$517	$471
Net (payables)/receivables within equity accounted investments	(49)	110
Loans and notes receivable(1)	96	46
Receivables and other assets	11	71
Deposit and promissory note from Brookfield Asset Management	(633)	(500)
Property-specific obligations	(415)	(323)
Loans and notes payable and other liabilities	(156)	(136)
Capital securities held by Brookfield Asset Management	(1,250)	(1,250)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At December 31, 2017, includes $96 million (December 31, 2016 - $46 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Transactions with related parties:
Commercial property revenue(1)	$19	$20	$22
Management fee income	6	5	3
Participating loan interests (including fair value gains, net)	86	61	129
Interest expense on debt obligations	29	28	55
Interest on capital securities held by Brookfield Asset Management	83	76	76
General and administrative expense (2)	204	212	207
Construction costs(3)	295	266	308

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s private funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.